Income Taxes (Details) - Schedule of Income Tax Provision (Benefit) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Federal
Current						$ 371,372
Deferred						(163,274)	(789)
State and Local
Current
Deferred
Change in valuation allowance						282,899	789
Income tax provision	$ 103,483	$ 31,408	$ 490,957	$ 31,408		$ 490,997